INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Long-lived assets depreciation	$ 1,546	$ 1,665
Deferred government subsidies	68	60
Net operating loss carried forward	816	709
Sub-total	2,430	2,434
Valuation allowance	(816)	(709)	$ (729)
Total deferred tax assets	1,614	1,725
Deferred tax liabilities:
Long-lived assets depreciation	(3,258)	(4,540)
Difference in basis of buildings	(621)	(646)
Dividend withholding tax	(14,461)	0
Total deferred tax liabilities	(18,340)	(5,186)
Deferred tax liabilities, net	$ (16,726)	$ (3,461)